SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 27, 2019
Accounting Policies [Abstract]
Restrictions on Cash and Cash Equivalents	Cash and cash equivalents and restricted cash as reported within the consolidated statements of cash flows consisted of the following:

	Twelve Months Ended September 27, 2019		Twelve Months Ended September 28, 2018
	Beginning of Period	End of Period	Beginning of Period	End of Period
Cash and cash equivalents	$51.9	$29.9	$83.3	$51.9
Restricted cash	1.5	1.4	0.9	1.5
Cash and cash equivalents and restricted cash as reported per statement of cash flows	$53.4	$31.3	$84.2	$53.4

Schedules of Concentration of Risk, by Risk Factor
Credit is extended to customers based on an evaluation of the customer’s financial condition, and collateral is not required. During the periods presented, one of the Company's Medical segment customers accounted for a significant portion of revenues, which is as follows:

	Fiscal Year
	2019	2018	2017
Canon Medical Systems Corporation	17.3%	18.1%	19.3%

Schedule of Inventory, Current
The following table summarizes the Company’s inventories, net:

(In millions)	September 27, 2019	September 28, 2018
Raw materials and parts	$160.1	$149.9
Work-in-process	27.9	25.4
Finished goods	60.2	59.8
Total inventories	$248.2	$235.1

Property, Plant and Equipment
The following table summarizes the Company’s property, plant and equipment, net:

(In millions)	September 27, 2019	September 28, 2018
Land	$8.3	$8.3
Buildings and leasehold improvements	134.4	138.1
Machinery	170.7	166.1
Construction in progress	28.5	23.1
	$341.9	$335.6
Accumulated depreciation and amortization	(199.6)	(190.7)
Property, plant, and equipment, net	$142.3	$144.9

Schedule of Product Warranty Liability
The following table reflects the changes in the Company’s accrued product warranty:

	Fiscal Years
(In millions)	2019	2018
Accrued product warranty, at beginning of period	$7.3	$7.0
Charged to cost of revenues	12.9	11.6
Actual product warranty expenditures	(12.1)	(11.3)
Accrued product warranty, at end of period	$8.1	$7.3